Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets
	Year Ended December 31,
	2021	2020
In Respect of:
Net Operating Loss Carry forward	$675,604	$402,572
Research and development expenses	181,964	191,225
Provision for warranty	4,774	2,429
Provision for vacation and convalescence	20,575	16,708
Provision for Severance	31,254	23,528
Less - valuation allowance	(914,171)	(636,462)
Net deferred tax assets	$-	$-

Schedule of the changes in the total valuation allowance
	Year ended December 31,
	2021	2020
Balance at beginning of year	$636,462	$581,216
Additions during the year	277,709	55,246
Balance at the end of year	$914,171	$636,462